Subsequent events (Details Narrative)	3 Months Ended
Mar. 31, 2019 USD ($) $ / shares shares
Subsequent Events
Stock options granted as compensation related parties, shares | shares	360,000
Stock options, exercise price | $ / shares	$ 2.08
Stock options, maturity period	10 years
Stock options granted as compensation related parties, value | $	$ 680,290